Profit Before Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Profit (loss) [abstract]
Profit Before Income Tax
	2020	2021	2022
	RM	RM	RM	USD
Legal and professional fees	3,377	728,716	181,228	41,165
Director’s fees	-	656,000	193,000	43,839